Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000250247 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000250247 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000250247 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250247 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000250247 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000250247 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250247 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250247 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000250247 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000250247 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000250247 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000250247 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000250247 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000250247 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250247 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000250247 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000047292 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000047292 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000047292 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000047292 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000047292 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000047292 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047292 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000047292 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000047292 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000047292 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000047292 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000047292 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000047292 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000047292 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000047292 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000047292 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007415 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007415 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007415 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007415 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007415 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007415 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007415 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007415 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007415 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007415 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007415 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007415 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000007415 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007415 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007415 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007415 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007412 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007412 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007412 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007412 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007412 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007412 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007412 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007412 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007412 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007412 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007412 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007412 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000007412 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007412 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007412 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007412 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000007414 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000007414 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000007414 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000007414 | ASML Holding NV, , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000007414 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000007414 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007414 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000007414 | Trane Technologies plc, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000007414 | Airbus SE, , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000007414 | Cadence Design Systems, Inc., , , 0
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000007414 | Other Assets Less Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000007414 | United States
Holdings [Line Items]
Percent of Net Asset Value	74.60%
C000007414 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000007414 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000007414 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000007414 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	3.90%